UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-7738
                                          --------
                                          Montana Tax-Free Fund, Inc.
                                          --------------------------------
                                         (Exact name of registrant as specified
                                          in charter)

Address of Registrant :                   1 Main Street North
                                          -------------------
                                          Minot, ND 58703
                                          ---------------

Name and address of agent for service :   Kevin Flagstad
                                          --------------
                                          1 Main Street North
                                          -------------------
                                          Minot, ND 58703
                                          ---------------

Registrant's telephone number, including area code: (701)852-5292
                                                    -------------
Date of fiscal year end: December 31, 2003
                         -----------------
Date of reporting period: June 30, 2003
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

DEAR SHAREHOLDER:
-----------------

Enclosed is the semi-annual report of the operations for Montana Tax-Free Fund, Inc. (the "Fund") for the six months ended June 30, 2003. The Fund's portfolio and related financial statements are presented within for your review.

There continues to be a powerful tug-of-war between massive policy reflation and the lingering after-effects of the various shocks that have hit the economy during the past three years. Beginning with the burst of the tech bubble, followed by 9/11, corporate scandals, two wars and a spike in energy prices. Yet, the economy suffered its mildest recession on record in 2000/2001. The economy's performance in the face of so many adverse events reflects the effects of powerful monetary and fiscal stimulus as well as the economy's underlying resilience.

There are few things one can be sure of regarding the economic and financial outlook. However, we are very confident that short-term rates will stay low for awhile. This underlines the Federal Reserves determination to ensure a sustained expansion in the economy and to avert the threat of deflation.

By keeping interest rates low for an extended period, the Fed will force-feed the economy and financial system with liquidity. This is certain to create many distortions, bubbles, and excesses. The danger will be when the time comes to begin to re-normalize rates. It is hard to see how the Fed can do this without causing turmoil in the markets.

During the period the Fund utilized defensive positions designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates fell to forty-year lows. While share price was tempered during the period, we feel buying long-term yields is a bit like playing chicken. The Federal Reserve is trying to encourage investors to buy long-term yields. Yet, they are targeting a stronger economy and increased inflation, two events that will ensure that longer-term rates purchased at current yields will become a losing proposition. Risk management is important in this market environment.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the six months ended June 30, 2003 were represented as follows: AAA 49.9%, AA 10.9%, A 22.8%, BBB 10.9%, NR 4.10% and Ca/C 1.4%. High quality current income exempt from Federal and Montana income tax remain the primary objectives of the Fund.


Sincerely,


Portfolio Management Team


TERMS & DEFINITIONS  JUNE 30, 2003 (UNAUDITED)
-------------------

AVERAGE ANNUAL TOTAL RETURN
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MULTIPLE CLASSES OF SHARES
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

OFFERING PRICE
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


JUNE 30, 2003 (UNAUDITED)

                                            AVERAGE ANNUAL TOTAL RETURNS

                                          FOR PERIODS ENDING JUNE 30, 2003
                                          --------------------------------
Class B Shares                                                                         Since Inception
                                1 year            5 year            10 year            (April 12, 1993)
------------------------------------------------------------------------------------------------------
Without CDSC                    (2.27)%           2.13%             *N/A                     3.74%
With CDSC (4% max)              (6.02)%           2.13%              N/A                     3.74%



                                         FOR PERIODS ENDING JUNE 30, 2003
                                         --------------------------------
Class A Shares                                                                         Since Inception
                                1 year            5 year            10 year            (January 7, 2000)
-------------------------------------------------------------------------------------------------------
Without Sales Charge            (1.91)%           N/A                N/A                     3.71%
With Sales Charge (4.25%)       (6.08)%           N/A                N/A                     2.42%

*Class B shares are automatically converted to Class A shares after 8 years.

                         KEY STATISTICS
                         --------------
                                          A Shares            B Shares
                                          --------            --------
12-31-2002 NAV (share price).............. $9.27               $9.25
06-30-2003 NAV............................ $9.01               $8.99
Total Net Assets.......................... $9,159,073          $43,650,160

Average Maturity.......................... 19.5 years
Number of Issues.......................... 68


                  COMPARATIVE INDEX GRAPH
[line graphs]
          Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares
---------------
                            Montana                      Lehman Brothers
                         Tax-Free Fund                    Municipal Bond
                            w/o CDSC                          Index
                          ------------                   ---------------
08/12/1993                  $10,000                         $10,000
1993                        $10,268                         $10,363
1994                        $10,093                         $ 9,827
1995                        $11,390                         $11,543
1996                        $12,019                         $12,055
1997                        $12,736                         $13,164
1998                        $13,201                         $14,018
1999                        $12,896                         $13,728
2000                        $14,052                         $15,333
2001                        $14,701                         $16,120
2002                        $14,489                         $17,668
06/30/03                    $14,377                         $18,341

Class A Shares
--------------

                             Montana                         Montana                Lehman Brothers
                          Tax-Free Fund                   Tax-Free Fund              Municipal Bond
                         w/o Sales Charge               w/Max Sales Charge               Index
                         ----------------               ------------------           ---------------
01/07/2000                  $10,000                           $9,575                    $10,000
2000                        $10,975                          $10,509                    $11,169
2001                        $11,556                          $11,065                    $11,743
2002                        $11,419                          $10,934                    $12,870
06/30/03                    $11,351                          $10,869                    $13,361

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



MANAGEMENT OF THE FUND

   The Board of each Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the four series of Ranson Managed Portfolios and the two series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Directors of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Director          Since December     Retired; Attorney; Director,        8                 None
904 NW 27th                                   1994           Integrity Mutual Funds, Inc.
Minot, ND 58703                                              (formerly known as ND Holdings,
82                                                           Inc.) (May 1988 to August 1994),
                                                             ND Insured Income Fund, Inc.
                                                             (December 1994 to August 1999),
                                                             ND Tax-Free Fund, Inc. (since
                                                             December 1994), Montana Tax-
                                                             Free Fund, Inc. (since December
                                                             1994), Integrity Fund of Funds,
                                                             Inc., and Integrity Small-Cap
                                                             Fund of Funds, Inc. (since
                                                             September 1998); Trustee,
                                                             Ranson Managed Portfolios;
                                                             Director, First Western Bank &
                                                             Trust.

Orlin W. Backes         Director           Since April       Attorney, McGee, Hankla, Backes     10           Director, First
15 2nd Ave.,                                 1995            & Dobrovolny, P.C.; Director,                      Western Bank
SW - Ste. 305                                                ND Tax-Free Fund, Inc.                               & Trust
Minot, ND 58701                                              (since April 1995), ND Insured
68                                                           Income Fund, Inc. (March 1995
                                                             to August 1999), Montana Tax-
                                                             Free Fund, Inc. (since April
                                                             1995), Integrity Fund of Funds,
                                                             Inc. (since April 1995), and
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998); Trustee, Ranson Managed
                                                             Portfolios; Trustee, The
                                                             Integrity Funds, Director, First
                                                             Western Bank & Trust.

R. James Maxson         Director          Since January      Attorney, Maxson Law Office         10                None
Town & Country Center                         1999           (since November 2002); Attorney,
1015 S. Broadway                                             McGee, Hankla, Backes &
Suite 15                                                     Dobrovolny, P.C. (April 2000
Minot, ND 58701                                              to November 2002); Attorney,
55                                                           Farhart, Lian and Maxson,
                                                             P.C. (March 1976 to March
                                                             2000); ND Tax-Free Fund, Inc.
                                                             (since January 1999), Montana
                                                             Tax-Free Fund, Inc. (since
                                                             January 1999), Integrity
                                                             Fund of Funds, Inc. (since
                                                             January 1999), and Integrity
                                                             Small-Cap Fund of Funds, Inc.
                                                             (since January 1999); Trustee,
                                                             Ranson Managed Portfolios
                                                             (since January 1999); Trustee,
                                                             The Integrity Funds.

*The Fund Complex consists of the four funds in the Integrity family of funds, the four series of Ranson Managed Portfolios and the two series of The Integrity Funds.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.



The Interested Directors and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist       Director,         Since Inception     Attorney; Director and Vice         4               Director,
1 North Main         Vice President                          President, Integrity Mutual Funds,                ARM Securities
Minot, ND 58703      and Secretary                           Inc. (formerly known as ND                          Corporation
69                                                           Holdings, Inc.); Director,
                                                             Vice President, and Secretary,
                                                             ND Money Management, Inc., ND
                                                             Capital, Inc., ND Resources,
                                                             Inc., ND Tax-Free Fund, Inc.,
                                                             Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income
                                                             Fund, Inc. (November 1990 to
                                                             August 1999), The Ranson
                                                             Company, Inc. (January 1996
                                                             to February 1997), Ranson
                                                             Capital Corporation; Vice
                                                             President and Secretary, Ranson
                                                             Managed Portfolios; Director,
                                                             ARM Securities Corporation
                                                             (since May 2000).

**Robert E. Walstad     Director,        Since Inception     Director (since September 1987),    10          Director, ARM
1 North Main            Chairman,                            President (September 1987 to                      Securities
Minot, ND 58703      President, and                          October 2001) (since September                    Corporation;
58                      Treasurer                            2002), Integrity Mutual Funds,                  Director, Magic
                                                             Inc. (formerly known as ND                    Internet Services,
                                                             Holdings, Inc.); Director,                      Inc.; Director,
                                                             President, and Treasurer, ND                   Capital Financial
                                                             Money Management, Inc.,                          Services, Inc.
                                                             ND Capital, Inc., ND Resources,
                                                             Inc., ND Tax-Free Fund, Inc.,
                                                             Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (November 1990 to August
                                                             1999); Trustee, Chairman,
                                                             President, and Treasurer,
                                                             Ranson Managed Portfolios;
                                                             Director, President, CEO, and
                                                             Treasurer, The Ranson Company,
                                                             Inc. (January 1996 to February
                                                             1997), and Ranson Capital
                                                             Corporation; Director (since
                                                             October 1999), President
                                                             (October 1999 to October 2001),
                                                             Magic Internet Services, Inc.;
                                                             Director (since May 2000),
                                                             President (May 2000 to October
                                                             2001) (since September  2002),
                                                             ARM Securities Corporation;
                                                             Director, CEO, Chairman (since
                                                             January 2002), President (since
                                                             September 2002), Capital
                                                             Financial Services, Inc.; Trustee,
                                                             The Integrity Funds.
----------------------------

* The Fund Complex consists of the four funds in the Integrity family of funds, the four series of Ranson Managed Portfolios and the two series of The Integrity Funds.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


PERFORMANCE & COMPOSITION
-------------------------

PORTFOLIO QUALITY RATINGS
-------------------------
[pie chart]
(based on Total Long-Term Investments)
AAA                     49.9%
AA                      10.9%
A                       22.8%
BBB                     10.9%
NR                       4.1%
Ca/C                     1.4%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by ND Money Management, Inc., the investment adviser.

PORTFOLIO MARKET SECTORS
------------------------
[pie chart]
(as a % of Net Assets)
HC-Health Care          40.6%
S-School                18.1%
I-Industrial            17.5%
H-Housing               13.2%
O-Other                  6.7%
T-Transportation         3.9%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.


SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------

NAME OF ISSUER
Percentages represent the market value of each                  Rating     Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
MONTANA MUNICIPAL BONDS (94.2%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl.
Ref. Rev. GNMA..................................................Aaa/AAA     5.550%   12/01/32   $  2,500,000   $  2,548,100
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.150    07/01/20        320,000        346,512
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.200    07/01/21        270,000        292,618
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA...  Aaa/AAA     5.700    07/01/20        815,000        900,575
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA.......  Aaa/AAA     5.900    12/01/23        600,000        626,346
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA......  Aaa/AAA     6.125    05/01/23      1,480,000      1,509,452
#Forsyth, MT (Montana Power) Pollution Control Rev.
Ref. AMBAC....................................................  Aaa/AAA     6.125    05/01/23      4,250,000      4,334,575
Forsyth, MT (Montana Power) Pollution Control Rev.
Ref. AMBAC....................................................  Aaa/AAA     5.900    12/01/23        620,000        647,224
Kalispell, MT Flathead Municipal Airport Auth.
(Glacier Park) ...............................................   NR/NR      6.300    06/01/17      2,000,000      2,038,840
Lewis & Clark Cty, MT High School District #1 FSA.............  Aaa/AAA     5.500    07/01/14        165,000        183,580
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev. ...   CA/C       5.600    01/01/27      2,300,000        557,750
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev. ...   CA/C       5.850    10/01/33        500,000        121,250
Lewis & Clark Cty., MT Solid Waste Facs. Rev. ................  A-3/NR      6.100    10/01/14        250,000        269,977
Missoula Cty, MT School Dist. #001 (Missoula) G.O.............  A-1/NR      5.500    07/01/20        150,000        162,105
Missoula Cty, MT School Dist. #001 (Missoula) G.O.............  A-1/NR      5.000    07/01/21        500,000        532,520
Montana St. Board of Regents (University of MT) MBIA..........  Aaa/AAA     5.750    05/15/24        300,000        336,564
Montana St. Board of Regents (University of MT) MBIA..........  Aaa/AAA     6.000    05/15/19        250,000        296,165
Montana State (Water Pollution Control)....................... Aa-3/AA      5.400    07/15/16        100,000        109,012
Montana State (Water Pollution Control) Revolving Fund
Program G.O. ................................................. Aa-3/AA      5.600    07/15/20        170,000        188,164
Montana State (Water Pollution Control) Revolving Fund
Program G.O. ................................................. Aa-3/AA      5.600    07/15/20        240,000        265,644
Montana State Long Range Bldg................................. Aa-3/AA      4.700    08/01/22        100,000        103,798
Montana State Long Range Bldg................................. Aa-3/AA      5.375    08/01/11        230,000        255,689
Montana State Long Range Bldg................................. Aa-3/AA      4.500    08/01/16        100,000        103,249
MT Board of Hsg., Multifamily Mrtge. FHA...................... Aa-1/NR      6.150    08/01/26        450,000        466,268
MT Board of Hsg., Single Family Mrtge. .......................   Aa/AA+     6.150    06/01/30        480,000        498,058
MT Board of Hsg., Single Family Program....................... Aa-1/AA+     6.400    12/01/35        435,000        454,579
MT Board of Hsg., Single Family Program....................... Aa-1/AA+     6.400    12/01/27        195,000        205,657
MT Board of Hsg., Single Family Program.......................   Aa/AA+     5.950    12/01/27        275,000        285,046
MT Board of Hsg., Single Family Program.......................   Aa/AA+     5.600    12/01/23        225,000        234,252
MT Board of Hsg., Single Family Program.......................   Aa/AA+     5.550    06/01/33        490,000        507,522
MT Board of Hsg., Single Family Program FHA................... Aa-1/AA+     5.450    06/01/27        475,000        487,284
*MT Board of Hsg., Single Family Program FHA/VA............... Aa-1/AA+     6.250    12/01/17        755,000        798,956
MT Board of Hsg., Single Family Program Series 2002A..........   Aa/AA+     5.200    12/01/22        465,000        477,467
MT Board of Regents Hgr. Educ.  (MSU) Facs. Impvt.
Rev. Ref. MBIA................................................  Aaa/AAA     5.050    11/15/16        110,000        114,189
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.100    12/01/18        250,000        264,437
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.125    12/01/19        250,000        261,947
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.150    12/01/20        250,000        261,942
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.200    12/01/21        250,000        262,640
MT Fin. Auth. Rev. (Providence Services) MBIA.................  Aaa/AAA     5.000    12/01/19        500,000        540,320
MT Fin. Auth. Rev. (Providence Services) MBIA.................  Aaa/AAA     5.000    12/01/25        100,000        105,658
MT Hgr. Educ. Student Assistance Corp. Rev....................    A/NR      5.500    12/01/31      2,435,000      2,544,648
MT Hgr. Educ. Student Assistance Corp. Rev....................    A/NR      6.400    12/01/32      1,250,000      1,340,725
MT Hlth. Facs. Auth. (Alternatives Inc.)
Prerelease Ctr. Rev. .........................................   NR/BBB+    5.600    10/01/17        750,000        754,853
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev. ..........    A/NR      5.100    02/01/18        300,000        306,231
MT Hlth. Facs. Auth. (Billings Clinic Deaconess)
Rev. AMBAC....................................................  Aaa/AAA     5.250    02/15/20      1,275,000      1,299,595
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center....   NR/BBB+    6.300    10/01/20        795,000        856,056
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.............   NR/A+      5.750    06/01/08        100,000        101,250
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.............   NR/A+      5.000    06/01/18      1,000,000      1,033,830
MT Hlth. Facs. Auth. (Kalispell Reg. Hosp.) AMBAC.............  Aaa/AAA     5.000    07/01/16      1,250,000      1,332,550
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.........    A/NR      5.100    02/01/18        350,000        353,990
MT Hlth. Facs. Auth. (Lewis    ...............................    A/NR      5.100    02/01/18        150,000        153,116
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev...............    A/NR      6.000    08/01/20      1,400,000      1,509,690
MT Hlth. Facs. Auth. (Master Loan Program) Rev................    A/NR      6.400    10/01/14        450,000        481,095
#MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev.....   NR/BBB     6.375    06/01/18      2,780,000      2,801,712
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev. ......Baa-3/NR      6.350    09/01/15      1,000,000      1,031,530
*MT Hlth. Facs. Auth. (Providence Services) MBIA..............  Aaa/AAA     5.375    12/01/25      2,800,000      3,041,948
MT Hlth. Facs. Auth. (Providence Services) MBIA...............  Aaa/AAA     5.450    12/01/26        100,000        108,975
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA...........  Aaa/AAA     5.000    12/01/24      1,870,000      1,949,812
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC...  Aaa/NR      5.000    06/01/22      1,100,000      1,150,259
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev................    A/NR      6.300    06/01/14        500,000        524,385
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev................    A/NR      6.400    06/01/19        930,000        968,372
*MT State Univ. Rev. MBIA.....................................  Aaa/AAA     5.625    11/15/25      1,000,000      1,129,190
MT State Univ. Rev. MBIA......................................  Aaa/AAA     5.375    11/15/21        500,000        544,020
Phillips Cty., MT Eastern School Dist. #14 School Bldg.
G.O. MBIA.....................................................  Aaa/AAA     5.600    07/01/15        145,000        162,838
Phillips Cty., MT Eastern School Dist. #14 School Bldg.
G.O. MBIA.....................................................  Aaa/AAA     5.600    07/01/16        155,000        173,313
Phillips Cty., MT Eastern School Dist. #14 School Bldg.
G.O. MBIA.....................................................  Aaa/AAA     5.600    07/01/17        165,000        184,095
Phillips Cty., MT H School Dist. #A School Bldg.
G.O. MBIA.....................................................  Aaa/AAA     5.600    07/01/15        290,000        323,092
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC..........  Aaa/AAA     6.650    06/01/22        600,000        613,500
                                                                                                               --------------

TOTAL MONTANA MUNICIPAL BONDS (COST: $49,921,990) .............................................................$  49,730,601
                                                                                                               --------------
SHORT-TERM SECURITIES (4.4%)
Wells Fargo National Tax-Free Money Market.....................................................................$   1,890,000
Dreyfus Tax-Exempt Cash Management No.2........................................................................      437,958
                                                                                                               --------------
TOTAL SHORT-TERM SECURITIES (COST: $2,327,958) ................................................................$   2,327,958
                                                                                                               --------------

TOTAL INVESTMENTS IN SECURITIES (COST: $52,249,948)............................................................$  52,058,559
OTHER ASSETS LESS LIABILITIES..................................................................................      750,674
                                                                                                               --------------

NET ASSETS.....................................................................................................$  52,809,233
                                                                                                               ==============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  JUNE 30, 2003 (UNAUDITED)
----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $52,249,948)......$ 52,058,559
     Cash.........................................................     130,718
     Accrued dividends receivable.................................       1,459
     Accrued interest receivable..................................     546,216
     Variation margin on futures..................................     498,000
     Prepaid expenses.............................................       5,462
     Receivable for fund shares sold..............................      87,427
                                                                  ------------

        Total Assets..............................................$ 53,327,841
                                                                  ------------

LIABILITIES
     Dividends payable............................................$    178,922
     Accrued expenses.............................................      67,537
     Payable for fund shares redeemed.............................      88,374
     Security purchases payable...................................     183,775
                                                                  ------------

        Total Liabilities.........................................$    518,608
                                                                  ------------

NET ASSETS........................................................$ 52,809,233
                                                                  ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par............................$      5,874
     Additional paid-in capital...................................  58,751,688
     Accumulated undistributed net realized gain (loss)
     on investments...............................................  (4,444,240)
     Accumulated undistributed net realized gain (loss)
     on futures...................................................  (1,902,840)
     Unrealized depreciation on investments.......................    (191,389)
     Unrealized appreciation futures..............................     590,140
                                                                  ------------
        Total amount representing net assets applicable to
        5,873,971 outstanding shares of $.001 par value
        common stock (200,000,000 shares authorized)..............$ 52,809,233
                                                                  ============

Net asset value per share.........................................$       8.99
                                                                  ============


NET ASSETS CONSIST OF:
     Class A......................................................$  9,159,073
     Class B......................................................$ 43,650,160
                                                                  ------------
          Total Net Assets........................................$ 52,809,233
------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A......................................................   1,016,229
     Class B......................................................   4,857,742
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A......................................................$       9.01
     Class A - offering price (based on sales charge of 4.25%)....$       9.41
     Class B......................................................$       8.99
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


<CAPTION
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------
INVESTMENT INCOME
    Interest......................................................$  1,544,798
    Dividends.....................................................       6,817
                                                                  ------------
         Total Investment Income..................................$  1,551,615
                                                                  ------------
EXPENSES
    Investment advisory fees......................................$    171,091
    Distribution (12b-1 fees) - Class A...........................       9,905
    Distribution (12b-1 fees) - Class B...........................     184,148
    Transfer agent fees...........................................      33,619
    Accounting service fees.......................................      25,733
    Custodian fees................................................       5,526
    Professional fees.............................................       3,371
    Reports to shareholders.......................................       3,014
    Directors fees................................................       2,751
    Transfer agent out-of-pockets.................................       1,994
    License, fees, and registrations..............................       3,382
    Insurance expense.............................................       2,975
                                                                  ------------
        Total expenses............................................$    447,509
    Less expenses waived or absorbed
    by the Fund's manager.........................................     (90,679)
                                                                  ------------
        Total Net Expenses........................................$    356,830
                                                                  ------------
NET INVESTMENT INCOME.............................................$  1,194,785
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions......................................$   (122,490)
     Futures transactions.........................................  (1,902,841)
     Net change in unrealized appreciation (depreciation) of:
     Investments..................................................    (198,769)
     Futures......................................................     590,140
                                                                  ------------
        Net Realized and Unrealized Gain (Loss) on Investments
        and Futures...............................................$ (1,633,960)
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...$   (439,175)
                                                                  ============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 30, 2003
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003, AND THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 30, 2003         Year Ended
                                                                                        (Unaudited)       December 31, 2002
                                                                                  -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.........................................................   $  1,194,785      $    2,584,850
    Net realized gain (loss) on investment and futures transactions..................  (2,025,331)         (2,483,727)
    Net change in unrealized appreciation (depreciation) on investments
    and futures...................................................................        391,371          (1,020,675)
                                                                                  -----------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations...........   $   (439,175)     $     (919,552)
                                                                                  -----------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.21 and $.43, respectively).....................................   $   (177,801)     $     (262,855)
        Class B ($.19 and $.39, respectively).....................................     (1,016,408)         (2,320,869)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively).....................................              0                   0
        Class B ($.00 and $.00, respectively) ....................................              0                   0
    Distributions from net realized gain on investment
    and futures transactions:
        Class A...................................................................              0                   0
        Class B...................................................................              0                   0
                                                                                  -----------------------------------------
            Total Dividends and Distributions.....................................   $ (1,194,209)     $   (2,583,724)
                                                                                  -----------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
        Class A...................................................................   $    895,835      $    2,188,740
        Class B...................................................................      1,339,611           5,951,793
    Proceeds from reinvested dividends:
        Class A...................................................................         93,632             137,572
        Class B...................................................................        708,546           1,551,679
    Cost of shares redeemed:
        Class A...................................................................       (944,372)           (983,691)
        Class B...................................................................     (7,930,799)         (6,869,469)
    Exchanges to/from related Fund classes:
        Class A...................................................................      2,082,899           2,748,917
        Class B...................................................................     (2,082,899)         (2,748,917)
                                                                                  -----------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From Capital
            Share Transactions....................................................   $ (5,837,547)     $    1,976,624
                                                                                  -----------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................   $ (7,470,931)     $   (1,526,652)

NET ASSETS, BEGINNING OF PERIOD...................................................     60,280,164          61,806,816
                                                                                  -----------------------------------------
NET ASSETS, END OF PERIOD.........................................................   $ 52,809,233      $   60,280,164
                                                                                  ===========================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS  JUNE 30, 2003 (UNAUDITED)

Note 1.   ORGANIZATION
          Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

          All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management Inc. The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of June 30, 2003 totaling $4,328,640, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

                 Year              Unexpired Capital Losses
                 ----              ------------------------
                 2003                             0
                 2004                             0
                 2005                       287,852
                 2006                       573,646
                 2007                             0
                 2008                       983,415
                 2009                             0
                 2010                     2,483,727

          MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution fees were the only class-specific expenses.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide
          - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $4,949 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At June 30, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Unrealized Appreciation  |
|Contracts to Sell    | Expiration Date    |       Contracts       |     June 30, 2003     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                      |                    |                       |                       |                            |
|U.S. Treasury Bonds  |    09/2003         |         160           |        $498,000       |         $590,140           |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of June 30, 2003, there were 200,000,000 shares of $.001 par value authorized; 5,873,971 and 6,517,269 shares were outstanding at June 30, 2003 and December 31, 2002, respectively.

          Transactions in capital shares were as follows:

                                                         Class A Shares                          Class B Shares
                                                         --------------                          --------------
                                                 For The               For The            For The Six           For The
                                              Six Months Ended        Year Ended          Months Ended         Year Ended
                                               June 30, 2003         December 31,        June 30, 2003         December 31,
                                                (Unaudited)              2002             (Unaudited)              2002
                                             -------------------------------------------------------------------------------
Shares sold..................................     98,205              225,882                146,957             619,020
Shares issued on reinvestment of dividends...     10,233               14,317                 77,632             161,468
Shares redeemed..............................   (103,349)            (102,770)              (872,276)           (716,919)
Shares exchanged to Class A..................          0                    0               (228,473)           (286,181)
Shares exchanged from Class B................    227,773              285,453                      0                   0
                                             -------------------------------------------------------------------------------
Net increase (decrease) .....................    232,862              422,882               (876,160)           (222,612)
                                             ===============================================================================

Note 4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $171,091 of investment advisory fees for the six months ended June 30, 2003. The Fund has a payable to ND Money Management, Inc. of $26,686 at June 30, 2003 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

          ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

          During the six months ended June 30, 2003, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                             12b-1 Fees Charged            12b-1 Fees Waived
                             ------------------            -----------------
          Class A Shares            9,905                       (7,557)
          Class B Shares          184,148                      (83,122)

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended June 30, 2003, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $33,619 of transfer agency fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc.
          of $5,446 at June 30, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $25,733 of accounting service fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc.
          of $4,196 at June 30, 2003, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,106,419 and $8,694,182, respectively, for the six months ended June 30, 2003.

Note 6.   INVESTMENT IN SECURITIES
          At June 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $52,249,948. The net unrealized depreciation of investments based on the cost was $191,389, which is comprised of $2,043,463 aggregate gross unrealized depreciation and $2,234,852 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS JUNE 30, 2003
----------------------------------

Selected per share data and ratios for the period indicated

<CAPTION
CLASS A SHARES
--------------
                                                                                                              For The Period
                                                        For The Six          For The          For The        Since Inception
                                                       Months Ended        Year Ended       Year Ended      (January 7, 2000)
                                                      June 30, 2003       December 31,     December 31,     Thru December 29,
                                                        (Unaudited)           2002              2001               2000
                                                      ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $    9.27       $     9.81        $     9.75         $     9.33
                                                      ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income	...........................  $     .21        $     .43        $      .45          $     .46
     Net realized and unrealized gain (loss)
     on investment and futures transactions...........       (.26)            (.54)              .06                .42
                                                      ---------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations........................  $    (.05)       $    (.11)       $      .51          $     .88
                                                      ---------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income.............  $    (.21)       $    (.43)       $     (.45)         $    (.46)
     Return of capital distributions..................        .00              .00               .00                .00
     Distributions from net realized gains............        .00              .00               .00                .00
                                                      ---------------------------------------------------------------------
         Total Distributions..........................  $    (.21)       $    (.43)       $     (.45)         $    (.46)
                                                      ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................  $    9.01        $    9.27        $     9.81          $    9.75
                                                      =======================================================================

TOTAL RETURN..........................................      (1.18)%(A)(C)    (1.19%)(A)         5.30%(A)           9.75%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ........  $   9,159        $   7,264        $    3,537          $     105
     Ratio of net expenses (after expense
     assumption) to average net assets................       0.95%(B)(C)      0.95%(B)          0.94%(B)           0.93%(B)
     Ratio of net investment income to
     average net assets...............................       4.48%(C)         4.45%             4.39%              4.69%
     Portfolio turnover rate..........................       3.87%            6.26%            12.33%              7.05%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $7,557, $10,332, $2,028, and $86, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.14%, 1.12%, 1.11%, and 1.11%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS  JUNE 30, 2003
----------------------------------
Selected per share data and ratios for the period indicated

CLASS B SHARES
--------------
                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 32,  December 29,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD... $    9.25    $    9.78     $     9.75      $    9.36    $   10.05     $    10.16
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income	............ $     .19    $     .39     $      .41      $     .42    $      .42     $     .42
     Net realized and unrealized
     gain (loss) on investment and
     futures transactions..............      (.26)        (.53)           .03            .39          (.64)         (.06)
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations......... $    (.07)   $    (.14)   $       .44      $     .81    $     (.22)    $     .36
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income............................ $    (.19)   $    (.39)   $      (.41)     $    (.42)   $     (.42)    $    (.42)
     Return of capital distributions...       .00	          .00            .00            .00          (.05)         (.05)
     Distributions from net realized
     gains.............................       .00	          .00            .00            .00           .00           .00
                                       --------------------------------------------------------------------------------------
         Total Distributions .......... $    (.19    $    (.39)   $      (.41)     $    (.42)   $     (.47)    $    (.47)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......... $    8.99    $    9.25    $      9.78      $    9.75    $     9.36     $   10.05
                                       ======================================================================================
TOTAL RETURN...........................     (1.55)%(A)(C)(1.44%)(A)      4.62%(A)       8.97%(A)     (2.32%)(A)     3.66%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) ....................... $  43,650    $   53,016   $    58,270      $  58,294    $   60,492     $  58,879
     Ratio of net expenses
     (after expense assumption)
     to average net assets.............      1.30%(B)(C)  1.30%(B)       1.30%(B)       1.30%(B)      1.30%(B)      1.30%(B)
     Ratio of net investment income to
     average net assets................      4.15%(C)     4.11%          4.21%          4.52%         4.26%         4.18%
     Portfolio turnover rate...........      3.87%        6.26%         12.33%          7.05%         8.94%         3.65%

(A)  Excludes contingent deferred sales charge of 4%.
(B)  During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $83,122, $183,595,
     $193,549, $195,053, $204,163, and $177,054, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.64%, 1.63%, 1.63%, 1.63%, 1.63%, and 1.63%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEMS 5. Not applicable

ITEMS 6. Reserved

ITEM 7. Not applicable

ITEM 8. Reserved

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MONTANA TAX-FREE FUND, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


MONTANA TAX-FREE FUND, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003